Shareholders' Equity - Computation of Basic and Diluted Loss Per Share (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss for the year	$ (263,429)	$ (128,758)
Denominator
For basic - weighted average number of shares outstanding	210,406,658	210,134,192
Effect of dilutive securities	0	0
For diluted - adjusted weighted average number of shares outstanding	210,406,658	210,134,192
Loss Per Share
Basic	$ (1.25)	$ (0.61)
Diluted	$ (1.25)	$ (0.61)